DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.4%
	AGENCY CMBS — 0.1%
2,655,052	Government National Mortgage Association Series 2007-15 IO(a),(b)		1.5980	03/16/47	$ 16,504
4,092,386	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4580	02/16/51	57,216
428,797	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4830	11/16/52	1,797
248,314	Government National Mortgage Association Series 2015-122 IO(a),(b),(i)		0.5840	05/16/57	30
					75,547
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
935,887	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	1.3670	08/25/42	82,421
3,779,274	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	1.4170	01/25/43	431,780
3,474,946	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	1.3670	03/25/47	390,170
2,183,711	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	1.3670	03/25/47	232,063
2,260,746	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	1.4670	09/25/47	270,727
1,676,825	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	1.5170	09/25/48	186,599
534,241	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	1.9880	02/15/42	55,438
3,018,491	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	1.3880	12/15/44	304,184
178,323	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	1.2880	05/15/46	17,004
1,531,272	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	1.3880	05/15/47	175,082
3,390,957	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	1.4380	09/15/47	400,574
1,108,800	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	1.4880	05/15/48	136,048
8,944,543	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	80,836
					2,762,926

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $14,952,460)				2,838,473

	NON-AGENCY ASSET BACKED SECURITIES — 98.9%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.5%
33,535	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		7.1240	08/25/35	32,950
1,521,092	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	4.7530	03/25/37	1,783,203
140,886	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0690	04/25/33	82,365
87,429	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	78,384
333,616	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	0.6170	06/25/35	15,346
1,572,850	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	0.8170	11/25/36	90,812
153,555	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3940	05/25/36	141,059
130,300	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	65,112
20,640,551	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d),(i)		0.0001	08/25/46	2,619

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.5% (Continued)
4,732,512	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d),(i)		0.0001	08/25/46	$ 71
11,396,653	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b),(i)		0.0001	11/25/46	114
5,557,361	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.0240	12/20/46	476,679
33,605,276	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.0960	05/20/46	242,247
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c),(i)	TSFR1M + 0.434%	0.0001	07/25/36	108,495
142,736	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	77,785
170,937	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	5.7850	09/25/46	155,143
128,095	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.8330	06/25/47	108,604
149,355	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	26,291
314,651	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	62,434
3,002,682	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	5.1350	05/20/35	2,222,224
48,553	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	5.1050	09/20/35	36,039
446,924	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	81,629
564,796	BCAP, LLC 2008-RR3 Trust Series 2008-RR3 A1B(b),(e)		6.6970	10/25/36	165,355
222,665	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.6400	01/25/34	137,058
212,820	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.7540	09/25/35	75,341
145,675	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.1330	09/25/34	125,752
34,069	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b),(i)		0.0001	10/25/34	32,969
66,763	Bear Stearns ARM Trust 2007-4 Series 2007-4 22A1(b)		4.4320	06/25/47	60,097
27,417	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.8530	10/25/34	24,154
191,812	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	166,240
27,703	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	9.3280	10/25/33	43,186
32,134	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	7.1030	11/25/33	22,696
1,469,676	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.9730	08/25/36	1,419,655
2,394,016	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c),(h)	TSFR1M + 0.324%	4.6630	12/25/46	2,495,922
2,278,040	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.6630	01/25/37	2,218,759
1,732,257	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.6330	03/25/37	1,681,685
1,518,128	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c),(h)	TSFR1M + 0.494%	4.8330	04/25/37	1,502,612
18,071	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.7730	03/25/37	20,246
20,280	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.6800	02/25/37	18,818
6,675	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		7.6070	02/25/37	6,717
32,003	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.7730	05/25/35	31,236
416,363	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	4.6330	05/25/48	290,581
484,506	CHL Mortgage Pass-Through Trust 2003-48 Series 2003-48 B1(b)		7.4010	10/25/33	22,171

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.5% (Continued)
210,242	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.9430	02/19/34	$ 191,201
24,974	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	5.2330	02/25/35	20,301
4,550,309	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	46
17,623	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.7230	04/25/35	16,560
217,779	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.7730	04/25/35	124,388
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	76,379
84,631	CHL Mortgage Pass-Through Trust 2007-HYB2 Series 2007-HYB2 3A1(b)		4.4090	02/25/47	72,346
56,062	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	24,375
32,540	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,465
35,582	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9320	03/25/34	34,029
101,099	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		6.2230	08/25/35	89,627
53,421	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.3000	03/25/36	52,252
35,273	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.2310	07/25/37	30,797
17,398	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1750	02/25/34	17,400
55,251	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	48,189
2,656,516	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	0.9470	06/25/37	126,483
42,122	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	4.9530	03/25/36	42,735
78,018	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.7000	03/25/33	74,887
690,996	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	5.6030	11/25/34	634,409
503,427	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9910	11/25/34	336,328
51,102	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	85,906
1,007,166	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	5.2530	08/25/47	749,953
9,927	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	6.1310	08/25/35	8,752
187,131	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	6.3560	07/19/44	106,371
28	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c),(i),(k)	TSFR1M + 0.774%	5.1410	02/19/45	—(j)
105,330	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.4840	12/25/42	88,174
704,888	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	663,130
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c),(i)	TSFR1M + 0.534%	0.0001	01/25/47	172,092
917,009	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9900	06/25/43	9
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	155,404
10,327	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		5.0850	06/25/34	9,948
1,789,390	GSR Mortgage Loan Trust 2006-4F Series 2006-4F 4A1(c)	TSFR1M + 0.464%	4.8030	05/25/36	252,112
1,041,015	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.8030	10/25/36	72,477
14,559	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	5.2330	12/25/35	3,645

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.5% (Continued)
96,697	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 2A1(b)		4.5200	04/25/36	$ 63,398
13,218,393	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	132
10,235,734	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	102
272,069	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	178,593
17,119	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	6.7030	09/25/34	16,916
431	Impac CMB Trust Series 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.239%	5.5780	04/25/35	397
31,865	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	6.9280	04/25/35	30,610
264,999	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	132,456
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4300	03/25/34	382,414
69,856	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		4.4400	12/25/36	54,426
897,591	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	6.2530	11/25/34	645,933
194,907	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	5.2330	02/25/35	142,629
265,715	IndyMac INDX Mortgage Loan Trust 2005-AR23 Series 2005-AR23 2A1(b)		4.9410	11/25/35	210,946
187,757	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c)	TSFR1M + 0.674%	5.0130	03/25/35	184,773
35,785	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6680	05/25/36	33,893
1,207,707	IndyMac INDX Mortgage Loan Trust 2007-FLX3 Series 2007-FLX3 A2(c)	TSFR1M + 0.654%	4.9930	06/25/37	1,289,166
341,149	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4510	05/25/36	192,733
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		6.2640	02/25/35	962,296
52,246	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		5.0730	10/25/36	29,780
117,536	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.5390	01/25/37	89,123
129,293	JP Morgan Mortgage Trust 2006-S3 Series 2006-S3 1A12		6.5000	08/25/36	41,080
34,481	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	27,772
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c),(i)	TSFR1M + 0.454%	0.0001	12/25/36	27,913
109,909	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	6.1530	09/25/47	98,726
435,496	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.8030	03/25/36	41,611
283,072	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.8530	03/25/36	27,387
27,468	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	296
33,019	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(b)		6.2530	12/25/32	32,976
2,296,713	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.1480	01/25/29	11,447
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.3450	09/25/37	107,438
17,402	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.4880	02/25/34	11,488
25,406	MortgageIT Trust 2005-2 Series 2005-2 1M2(c)	TSFR1M + 0.924%	5.2630	05/25/35	25,103
19,528	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	6.3170	05/25/35	18,023
122,034	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	5.5530	08/25/34	133,401

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.5% (Continued)
206,690	Nomura Asset Acceptance Corp Alternative Loan Series 2006-AF1 2A(b)		5.2060	06/25/36	$ 148,184
1,515	RALI Series 2003-QS9 Trust Series 2003-QS9 A2(c),(i)	TSFR1M + 0.564%	4.9030	05/25/30	1,119
3,035,651	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.8330	08/25/35	1,213,420
157,231	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	139,304
29,072,326	RALI Series 2006-QS12 Trust Series 2006-QS12 AV(a),(b)		0.4640	09/25/36	349,289
242,627	RALI Series 2006-QS16 Trust Series 2006-QS16 A10		6.0000	11/25/36	187,986
120,056	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.8530	06/25/36	86,486
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c),(i)	TSFR1M + 0.614%	0.0001	06/25/37	116,620
573,781	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.9930	08/25/37	549,834
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	7.3030	10/25/31	5,987
6,593,153	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		1.4770	03/25/35	262,914
7,788,743	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.0780	06/25/35	285,476
7,167,469	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		0.4970	01/25/36	247,978
12,662,919	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.3500	10/25/35	141,478
266,416	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	119,149
142,765	SACO I, Inc. Series 1999-3 1B1(b),(e),(i)		4.9610	04/25/39	138,548
1,017,348	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.8780	07/19/35	13,119
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c),(i)	TSFR1M + 0.514%	0.0001	08/25/36	843
1,148,140	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	6.5550	08/25/47	1,610,612
296,213	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	195,446
157,754	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		6.7010	03/25/33	146,003
424,695	Structured Asset Securities Corporation Series 2005-RF4 B1(b),(e)		4.3400	07/25/35	297,660
446,830	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	159,936
21,010,097	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(a),(b)		0.0001	11/25/45	14,709
1,062,142	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	4.8230	02/25/37	676,161
					33,206,663
	HOME EQUITY — 19.4%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.7030	12/25/32	172,566
170,420	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	5.2030	09/25/33	170,490
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.9130	12/25/35	89,133
338,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-FM1 M6(c)	TSFR1M + 5.364%	9.7030	11/25/32	288,470
135,542	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.7030	07/25/33	115,139
19,654	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(c)	TSFR1M + 1.689%	6.0280	04/25/34	17,576
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(c)	TSFR1M + 3.114%	7.4530	04/25/34	67,894

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	HOME EQUITY — 19.4% (Continued)
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.8280	04/25/34	$ 202,231
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.7830	04/25/34	190,474
166,021	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c),(i)	TSFR1M + 2.894%	7.2330	04/25/34	2,179
574,300	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	5.2630	06/25/29	457,322
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c),(i)	US0001M + 3.045%	3.1290	05/25/33	381
276,678	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	4.6030	09/25/36	88,932
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	8.5780	06/25/34	50,790
310,769	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.314%	6.2530	12/25/34	254,144
791,150	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	6.3280	02/25/35	796,055
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.8090	06/28/44	2,119,335
328,865	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M6(c)	TSFR1M + 2.964%	4.9110	06/25/34	301,068
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.1920	08/25/34	113,087
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	10.0780	08/25/34	170,902
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.4720	09/25/34	989,904
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	7.0780	09/25/34	708,220
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.4630	11/25/34	415,329
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	5.7550	12/25/34	211,477
136,620	Bear Stearns Asset Backed Securities Trust Series 1999-2 MF1(d)		8.2200	10/25/29	184,529
15,927	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	16,002
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.5470	01/25/34	83,013
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.5470	01/25/34	85,037
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	5.7070	02/25/34	129,758
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.2750	03/25/34	482,901
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.2750	03/25/34	10,468
60,711	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	6.3280	07/25/34	54,356
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	10.0780	07/25/34	45,997
252,662	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	182,654
48,684	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	6.1830	03/25/33	47,301
23,230	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	5.4880	09/25/34	22,087
103,618	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.8030	01/25/32	103,635
71,414	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	4.6130	01/25/37	51,057
306,565	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	94,989
4,590,128	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	5.4280	10/25/35	2,306,905
78,867	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	6.4530	10/25/32	81,614

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	HOME EQUITY — 19.4% (Continued)
109,984	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	$ 72,832
627,074	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	7.0030	05/25/39	593,293
441,697	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	8.3530	12/25/34	421,553
38,088	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	24,099
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c),(i),(k)	US0001M + 0.315%	0.0010	11/25/36	112,706
49,645	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	4.6130	03/25/36	16,825
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.8030	04/25/34	132,174
171,668	Home Equity Asset Trust 2002-2 Series 2002-2 M2(c)	TSFR1M + 1.964%	6.5520	06/25/32	159,396
215,407	Home Equity Asset Trust 2004-6 Series 2004-6 M5(c)	TSFR1M + 1.764%	6.1030	12/25/34	213,500
105,693	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.7390	04/25/33	165,549
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	450,388
153	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	152
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 1.514%	5.8530	07/25/34	115,401
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.9530	09/25/34	18,612
662,362	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M8(c)	TSFR1M + 2.964%	7.3030	09/25/34	438,089
9,151	Mastr Asset Backed Securities Trust 2005-NC1 Series 2005-NC1 M5(c)	TSFR1M + 0.914%	5.2530	12/25/34	10,781
732,187	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC10 Series 2003-NC10 B2(c)	TSFR1M + 5.739%	10.0780	10/25/33	813,203
396,319	Morgan Stanley A.B.S Capital I Inc Trust 2003-NC8 Series 2003-NC8 B1(c)	TSFR1M + 5.514%	9.8530	09/25/33	388,408
1	New Century Home Equity Loan Trust 2004-1 Series 2004-1 M2(c),(i),(k)	TSFR1M + 2.139%	6.4780	05/25/34	—(j)
687,905	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	7.4530	01/25/33	501,325
174,454	New Century Home Equity Loan Trust Series 2003-3 Series 2003-3 M6(c)	TSFR1M + 5.739%	10.0780	07/25/33	168,845
29,202	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 M5(d)		4.8780	11/25/33	25,217
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8780	11/25/33	1,329,727
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	7.2280	12/25/34	269,788
220,481	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	6.4780	01/25/34	190,341
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.9280	01/25/34	256,538
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	7.1530	05/25/34	503,740
155,169	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	4.8730	01/25/31	137,800
36,577	RASC Series 2003-KS4 Trust Series 2003-KS4 AIII(c)	TSFR1M + 0.404%	4.7430	06/25/33	36,765
373,886	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.7030	12/25/32	228,307
280,147	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.6640	08/25/33	233,444
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	7.4530	02/25/34	32,228
211,391	Soundview Home Loan Trust 2007-OPT2 Series 2007-OPT2 2A3(c)	TSFR1M + 0.294%	4.6330	07/25/37	191,565
512,514	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	7.0030	02/25/35	535,307

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	HOME EQUITY — 19.4% (Continued)
14,757,000	Structured Asset Securities Corp 2005-S1(c),(i)	US0001M + 1.050%	0.0001	03/25/35	$ 169,238
11,218	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	9,124
19,406	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	16,883
30,305	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	29,723
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e),(i)		0.0001	02/25/37	185,991
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE Series 2003-2HE B(b)		4.1620	07/25/34	190,245
13,289	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,243
1,181,736	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	1,099,945
16,271	Wells Fargo Home Equity Asset-Backed Securities Series 2004-2 M6(c)	TSFR1M + 2.934%	7.2730	10/25/34	19,278
24,150	Wells Fargo Home Equity Asset-Backed Securities Series 2005-1 M10(c)	TSFR1M + 3.864%	8.2030	04/25/35	26,479
178,644	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.8530	06/25/37	55,865
					22,578,313
	MANUFACTURED HOUSING — 0.1%
81,280	Conseco Finance Corporation Series 1997-2 M1(b)		7.5400	06/15/28	81,429

	NON AGENCY CMBS — 21.0%
18,729,314	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	581,137
7,917	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	5.2330	04/25/36	7,025
7,684	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M5(c),(e)	TSFR1M + 0.954%	5.2930	04/25/36	6,796
892,668	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	6.2530	01/25/37	1,577,552
496,740	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	472,393
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,549,521
994,050	GS Mortgage Securities Trust 2007-GG10 Series 2007-GG10 AJ(b)		5.6300	08/10/45	124,554
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.5730	06/10/47	1,325,559
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	677,789
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e),(i)		6.2920	07/05/31	885,664
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e),(i)		8.4800	07/05/31	85,776
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.9950	04/15/31	26,674
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.8150	04/15/31	9,362
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.3730	04/15/46	831,353
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.5670	10/15/48	835,110
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.6990	03/15/49	2,378,893
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,162,656
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,172,448

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	NON AGENCY CMBS — 21.0% (Continued)
4,727,952	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	7.7500	11/15/27	$ 3,171,737
4,892,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.8330	07/15/46	2,406,595
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	666,181
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	847,241
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,675,068
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	985,647
					24,462,731
	OTHER ABS — 2.5%
1,147,522	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	5.2780	09/25/37	1,639,075
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	181,887
1,001,633	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,027,252
128,806	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	127,329
					2,975,543
	RESIDENTIAL MORTGAGE — 27.4%
1,808,907	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	5.6080	01/25/36	1,848,067
164,593	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	5.2780	08/25/31	172,082
21,426	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d),(i),(k)		6.0000	12/25/42	—(j)
63,989	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	60,976
5,412,251	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	5.3830	12/25/35	2,892,467
107,549	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	87,528
1,544,066	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,637,740
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	37,477
209,301	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	4.6230	05/25/37	179,767
1,361,034	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	6.3280	08/25/35	1,408,335
2,882,415	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	5.4280	04/25/36	2,249,013
1,861,728	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.2380	07/25/36	1,603,775
89,039	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.7330	05/25/37	83,454
264,258	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c)	TSFR1M + 3.114%	4.0670	05/25/32	271,570
247,675	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B4(c),(e)	TSFR1M + 3.864%	3.2700	03/25/34	293,072
145,075	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B3(c)	TSFR1M + 4.989%	3.2700	03/25/34	245,884
108,178	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B2(c)	TSFR1M + 3.114%	3.2700	03/25/34	122,467
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	4.7830	07/25/35	47,195
9,197	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.4290	12/25/35	9,080
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		4.6120	07/25/35	106,149

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	RESIDENTIAL MORTGAGE — 27.4% (Continued)
4,536	CWABS Inc Asset-Backed Certificates Trust 2004-5 Series 2004-5 M1(c)	TSFR1M + 0.969%	5.3080	08/25/34	$ 4,528
1,370,953	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	4.7330	04/25/37	1,218,094
457,005	Equity One Mortgage Pass-Through Trust 2004-3 Series 2004-3 M3(d)		3.7970	07/25/34	357,023
357,468	Finance America Mortgage Loan Trust 2004-1 Series 2004-1 M6(c)	TSFR1M + 2.289%	6.6280	06/25/34	328,665
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	6.0280	02/25/33	520,068
281,233	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.9280	10/25/33	251,409
887,470	First Franklin Mortgage Loan Trust 2003-FFH1 Series 2003-FFH1 M2(c)	TSFR1M + 2.739%	7.0780	09/25/33	764,609
301,765	First Franklin Mortgage Loan Trust 2004-FF5 Series 2004-FF5 M6(c)	TSFR1M + 2.514%	6.8530	08/25/34	276,885
2,053,171	First Franklin Mortgage Loan Trust 2006-FF11 Series 2006-FF11 M1(c)	TSFR1M + 0.489%	4.8280	08/25/36	1,754,320
54,487	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.7780	05/25/34	46,432
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	6.1780	08/25/34	273
166,297	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.4460	11/25/34	120,460
89,597	GSAMP Trust 2004-WF Series 2004-WF B1(c)	TSFR1M + 2.589%	6.9280	10/25/34	94,800
3,236,830	Home Equity Loan Trust Series 2007-FRE1 M1(c),(h)	TSFR1M + 0.614%	4.9530	04/25/37	2,895,369
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	5.1130	03/25/36	126,943
138,414	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.9130	02/25/37	108,702
332,556	Mastr Specialized Loan Trust Series 2005-2 B(d),(e)		6.2500	07/25/35	305,765
3,755	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	5.2480	09/25/35	3,543
12,209	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	6.1780	07/25/34	13,096
148,280	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	5.5030	04/25/35	140,747
1,137,202	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	5.1030	04/25/37	1,821,713
932,160	Ownit Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(c)	TSFR1M + 2.889%	7.2280	07/25/35	1,031,542
1,325,384	People's Choice Home Loan Securities Trust Series 2004-2 M5(c)	TSFR1M + 2.814%	7.1530	10/25/34	805,897
949,684	Quest Trust Series 2004-X2 M3(c),(e)	TSFR1M + 3.339%	7.6780	06/25/34	865,367
193,107	RAAC Series 2006-SP1 Trust Series 2006-SP1 M2(c)	TSFR1M + 0.939%	5.2780	09/25/45	134,858
358,780	RAMP Series 2003-RS7 Trust Series 2003-RS7 MII3(c)	TSFR1M + 3.714%	4.8990	08/25/33	286,995
147,035	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	5.2030	09/25/35	145,660
183,297	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	5.1930	05/25/37	163,832
62,682	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.8130	04/25/36	168,140
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	0.3120	08/25/35	52,723
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	0.4540	05/25/35	60,806
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	7.4530	12/25/37	2,794,120
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	6.1330	09/25/34	141,780
89,515	SG Mortgage Securities Trust 2006-OPT2 Series 2006-OPT2 A3C(c)	TSFR1M + 0.264%	4.6030	10/25/36	82,947

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 98.9% (Continued)
	RESIDENTIAL MORTGAGE — 27.4% (Continued)
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	5.6530	01/25/35	$ 22,135
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.9530	06/25/34	174,844
38,328	Structured Asset Investment Loan Trust 2003-BC2 Series 2003-BC2 A2(c)	TSFR1M + 0.834%	5.1730	04/25/33	39,775
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	9.3280	06/25/33	124,722
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	7.0780	08/25/33	62,361
71,562	Structured Asset Investment Loan Trust 2004-9 Series 2004-9 M6(c)	TSFR1M + 2.889%	7.2280	10/25/34	77,846
230,308	Structured Asset Securities Corp Mortgage Series 2003-36XS M1(d)		5.2090	11/25/33	197,587
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,435
16,494	Wilshire Mortgage Loan Trust Series 1997-2 M2(b)		7.4250	05/25/28	16,424
					31,993,338

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $136,525,082)				115,298,017

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,350,763	First American Government Obligations Fund, X, 4.38% (Cost $1,350,763)(g)	$ 1,350,763

	TOTAL INVESTMENTS - 102.5% (Cost $152,828,305)	$ 119,487,253
	REVERSE REPURCHASE AGREEMENTS – (3.0)%	(3,459,000)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%	580,823
	NET ASSETS - 100.0%	$ 116,609,076

ABS	- Asset Backed Securities
CMBS	- Commercial Mortgage Backed Securities
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- 12-Month Treasury Average
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
TSFR6M	- Term Secured Overnight Financing Rate (SOFR) 6 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Interest only securities.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2024.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is a fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the total market value of 144A securities is $32,571,666 or 27.9% of net assets.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(h)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.
(i)	Illiquid security. Total illiquid securities represent 1.8% of net assets as of December 31, 2024.
(j)	Amount represents less than $1.
(k)	The fair value of this investment is determined using significant unobservable inputs.